CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net loss for the year	$ (32,358)	$ (2,226)
Adjustment for Non-cash Items
Depreciation	29,250	23,278
Share-based payments	(362)	2,372
Unrealized foreign exchange (gain)	(509)	(4,580)
Non-cash listing expense	0	571
Loss on sale of vanadium assets	156	0
Finance costs	9,630	1,588
Interest income	(2,018)	(1,109)
Write down of vanadium assets	4,862	0
Income tax expense	88	7,688
Deferred income tax recovery	(2,786)	(1,423)
Income tax paid	(686)	(4,735)
Cash Provided Before Working Capital Items	5,267	21,424
Change in amounts receivable	(3,861)	3,573
Change in inventory	5,361	(15,710)
Change in prepaid expenses	7,961	(7,232)
Changes in accounts payable and provisions	4,614	5,176
Change in deferred revenue	1,855	(3,771)
Net Cash Provided by Operating Activities	21,197	3,460
Financing Activities
Receipt of debt	70,000	55,000
Repayment of debt	(35,000)	(30,000)
Interest paid	(7,065)	(616)
Interest received	2,014	1,109
Lease payments	(580)	(569)
Change in restricted cash	(242)	(22)
Sale of non-controlling interest	0	7,344
Share repurchase	0	(6,088)
Issuance of common shares	0	277
Net Cash Provided by Financing Activities	29,127	26,435
Investing Activities
Intangible assets	(157)	(3,444)
Mine properties, plant and equipment	(53,546)	(42,193)
Purchase of vanadium assets	(10,115)	(14,510)
Sale of vanadium assets	933	0
Net Cash Used in Investing Activities	(62,885)	(60,147)
Effect of foreign exchange on cash	804	933
Net Change in Cash	(11,757)	(29,319)
Cash position - beginning of the year	54,471	83,790
Cash Position - end of the year	$ 42,714	$ 54,471